INVENTORY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	$ 1,894		$ 1,894		$ 1,977	$ 34,126
Slow-moving or obsolete inventory	$ 0	$ 9,743	0	$ 9,743
Inventory write off expenses				$ 9,743	30,753
Slow-moving or obsolete inventory					$ 0	$ 0